PROPERTIES (Detail 1) $ in Thousands	Dec. 31, 2015 USD ($)
Real Estate [Abstract]
2016	$ 628,906
2017	638,232
2018	619,251
2019	592,657
2020	600,652
Thereafter	3,198,157
Total	$ 6,277,855